Additional Information - Condensed Financial Statements of the Parent Company	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Additional Information - Condensed Financial Statements of the Parent Company
2 2 .	Additional Information – Condensed Financial Statements of The Parent Company
As mentioned in Note 1, the Company was incorporated in the Cayman Islands in January 2019 and didn’t carry out significant operation activities. Lizhi BVI is the predecessor of the Company, thus, the Company disclosed combined condensed financial statements of the Company and Lizhi BVI (collectively refer to the “Parent company”) as follows:
The condensed financial information of the Parent company has been prepared in accordance with SEC Regulation
S-X
Rule
5-04
and Rule
12-04,
using the same accounting policies as set out in the Group’s consolidated financial statements, except that the Parent company uses the equity method to account for investments in its subsidiaries, VIEs and subsidiaries of VIEs.
The subsidiaries did not pay any dividend to the Parent company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Parent company, as such, these statements are not the general purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Company.
The Parent company did not have significant capital and other commitments or guarantees as of December 31, 2020.
Condensed statements of operations and comprehensive loss:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Operation expenses:
Selling and marketing expenses	—	—	(1,554)
General and administrative expenses	(1,036)	(1,883)	(14,518)

Total operating expenses	(1,036)	(1,883)	(16,072)

Other expenses:
Equity in loss of subsidiaries, VIEs and subsidiaries of VIEs	(8,183)	(131,325)	(66,680)
Others, net	(123)	251	568

Net loss	(9,342)	(132,957)	(82,184)

Accretions to preferred shares redemption value	(216,185)	(940,186)	(154,066)
Net loss attributable to ordinary shareholders	(225,527)	(1,073,143)	(236,250)
Net loss	(9,342)	(132,957)	(82,184)
Other comprehensive income/(loss):
Foreign currency translation adjustments	2,649	671	(6,338)

Total comprehensive loss	(6,693)	(132,286)	(88,522)

Accretions to preferred shares redemption value	(216,185)	(940,186)	(154,066)

Total comprehensive loss to ordinary shareholders	(222,878)	(1,072,472)	(242,588)

Condensed balance sheets:

	As of December 31,
	2019	2020
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	16,845	148,922
Prepayments and other current assets	—	2,475

Total current assets	16,845	151,397

Non-current assets:
Investments in subsidiaries, VIE and subsidiaries of VIE	(74,979)	27,471
Other non-current assets	6,720	1,470

Total non-current assets	(68,259)	28,941

T OTAL ASSETS	(51,414)	180,338

LIABILITIES
Current liabilities
Salary and welfare payable	—	1,678
Accrued expenses and other current liabilities	27	4,058

Total current liabilities	27	5,736

Non-current liabilities
Other non-current liabilities	—	5,411

Total non-current liabilities	—	5,411

TOTAL LIABILITIES	27	11,147

MEZZANINE EQUITY
Pre-IPO Series A convertible redeemable preferred shares (US$0.0001 par value; 100,000,000 shares authorized, issued and outstanding with redemption value of RMB3.31 and liquidation value of RMB2.93 as of December 31, 2019 ; None authorized, issued and outstanding as of December 31, 2020.)	344,876	—
Pre-IPO Series B convertible redeemable preferred shares (US$0.0001 par value; 116,666,650 shares authorized, issued and outstanding with redemption value of RMB3.33 and liquidation value of RMB3.09 as of December 31, 2019 ; None authorized, issued and outstanding as of December 31, 2020.)	400,476	—
Pre-IPO Series C convertible redeemable preferred shares (US$0.0001 par value; 142,583,330 shares authorized, issued and outstanding with redemption value of RMB3.42 and liquidation value of RMB3.58 as of December 31, 2019 ; None authorized, issued and outstanding as of December 31, 2020.)	485,302	—
Pre-IPO Series C1 convertible redeemable preferred shares (US$0.0001 par value; 34,697,360 shares authorized, issued and outstanding with redemption value of RMB3.42 and liquidation value of RMB3.58 as of December 31, 2019 ; None authorized, issued and outstanding as of December 31, 2020.)	117,973	—
Pre-IPO Series C1+ convertible redeemable preferred shares (US$0.0001 par value; 26,912,090 shares authorized, issued and outstanding with redemption value of RMB3.4 and liquidation value of RMB4.03 as of December 31, 2019 ; None authorized, issued and outstanding as of December 31, 2020.)	92,966	—
Pre-IPO Series D convertible redeemable preferred shares (US$0.0001 par value; 128,152,790 shares authorized, issued and outstanding with redemption value of RMB3.52 and liquidation value of RMB4.48 as of December 31, 2019 ; None authorized, issued and outstanding as of December 31, 2020.)	438,439	—
Pre-IPO Series D1 convertible redeemable preferred shares (US$0.0001 par value; 20,023,870 shares authorized, issued and outstanding with redemption value of RMB3.51 and liquidation value of RMB4.48 as of December 31, 2019 ; None authorized, issued and outstanding as of December 31, 2020.)	66,958	—

TOTAL MEZZANINE EQUITY	1,946,990	—

SHAREHOLDERS’ (DEFICIT)/EQUITY:
Ordinary shares (US$0.0001 par value, 930,963,910 and 1,500,000,000 shares authorized as of December 31, 2019 and 2020, respectively, 285,428,430 shares issued and 260,000,000 shares outstanding as of December 31, 2019, respectively and 941,464,520 shares issued and 924,318,450 shares outstanding as of December 31, 2020, respectively)	189	640
Treasury stock	(18)	(12)
Additional paid in capital	—	2,409,753
Accumulated deficit	(2,003,031)	(2,239,281)
Accumulated other comprehensive income/(loss)	4,429	(1,909)

TOTAL SHAREHOLDERS’ (DEFICIT)/EQUITY:	(1,998,431)	169,191

TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ (DEFICIT)/EQUIT Y	(51,414)	180,338

Condensed Statements of Cash Flows:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net cash used in operating activities	(991)	(15,239)	(8,076)

Net cash used in investing activities
Cash paid for investments in subsidiaries, VIE and subsidiaries of VIE	—	(21,094)	(113,197)
Net cash used in investing activities	—	(21,094)	(113,197)

Net cash generated from financing activities
Proceeds from issuance of ordinary shares, net	—	—	259,043
Proceeds from exercise of vested share options	—	—	2

Net cash generated from financing activities	—	—	259,045

Effect of exchange rate changes on cash, cash equivalents and restricted cash	2,531	941	(5,695)
Net increase/(decrease) in cash, cash equivalents and restricted cash	1,540	(35,392)	132,077

Cash and cash equivalents at beginning of the year	50,697	52,237	16,845

Cash, cash equivalents and restricted cash at end of the year	52,237	16,845	148,922

Basis of presentation
The Parent company’s accounting policies are the same as the Group’s accounting policies with the exception of the accounting for the investments in subsidiaries, VIEs and subsidiaries of VIEs.
For the Parent company only combined condensed financial information, it records its investments in subsidiaries, VIEs and subsidiaries of VIEs under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as “Investments in subsidiaries, VIEs and subsidiaries of VIEs” and shares in the subsidiaries, VIEs and subsidiaries of VIEs’ loss are presented as “Equity in loss of subsidiaries, VIEs and subsidiaries of VIEs” on the Condensed Statements of Operations and Comprehensive Loss. The parent company only condensed financial information should be read in conjunction with the Group’s consolidated financial statements.